Inventories	12 Months Ended
Dec. 31, 2025
Information
Inventories

22.Inventories

As of 31 December 2025, inventories amounting to TL 897,953 which consist of mainly mobile phone and its accessories, tablet, sim-cards, tower construction materials and other electronic products (31 December 2024: TL883,014).